Debt - Table summary (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt
Long-term debt, gross	$ 109,102	$ 95,000	$ 80,046
Less: unamortized debt issuance costs and original issue discount	(976)	(579)
Long term debt including current maturities	108,126	94,421	80,046
Less: current portion of long-term debt			(46)
Long-term debt, net	$ 108,126	94,421	80,000
Repurchase Promissory Note
Debt
Long-term debt, gross		15,000	15,000
Term Loan Facility
Debt
Long-term debt, gross		65,000	65,000
Unsecured Promissory Note
Debt
Long-term debt, gross		$ 15,000
Other
Debt
Long-term debt, gross			$ 46